Taxation - Composition of Income Taxes Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	¥ (9,825)		¥ (2,119)	¥ (6,051)
Deferred income tax benefits	4,644	$ 709	2,709	23,268
Total income tax benefits/(expenses)	¥ (5,181)	$ (791)	¥ 590	¥ 17,217